Significant Accounting Policies	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Significant Accounting Policies
NOTE 3.	SIGNIFICANT ACCOUNTING POLICIES
PEMEX has consistently applied the following accounting policies to each of the periods presented in the preparation of its consolidated financial statements, except for what is mentioned in Note 4, Accounting changes, splits, adjustments, reclassifications and corrections of non-material errors.
Below is a summary of the principal accounting policies:

A.	Basis of consolidation
The consolidated financial statements include the financial statements of Petróleos Mexicanos and those of its subsidiaries over which it has control.

i.	Subsidiaries
Subsidiaries are entities controlled by PEMEX. PEMEX “controls” an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The financial statements of subsidiaries are included in the consolidated financial statements from the date on which control commences until the date on which control ceases.
For more information about the Subsidiary Companies, see Note 5.

ii.	Non-controlling interests (NCI)
NCI are measured initially at their proportionate share of the acquiree’s identifiable net assets at the date of acquisition.
Changes in the ownership interest in a subsidiary that do not result in a loss of control are accounted for as equity transactions.

iii.	Loss of control
When PEMEX loses control over a subsidiary, it derecognizes the assets and liabilities of the subsidiary, and any related NCI and other components of equity. Any resulting gain or loss is recognized in profit or loss. Any interest retained in the former subsidiary is measured at fair value when control is lost.

iv.	Interests in equity-accounted investees
PEMEX’s interests in equity-accounted investees comprise interests in associates and a joint venture.
Associates are those entities in which PEMEX has significant influence, but not control or joint control, over the financial and operating policies. A joint venture is an arrangement in which PEMEX has joint control, whereby PEMEX has rights to the net assets of the arrangement, rather than rights to its assets and obligations for its liabilities (joint operation).
Interests in associates and the joint venture are accounted for using the equity method. They are initially recognized at cost, which includes transaction costs. Subsequent to initial recognition, the consolidated financial statements include PEMEX’s share of the profit or loss and other comprehensive income (OCI) of equity accounted investees, until the date on which significant influence or joint control ceases.
When the value of the share of losses exceeds the value of PEMEX’s investment in an associate or joint venture, the carrying value of the investment, including any long-term investment, is reduced to zero and PEMEX ceases to recognize additional losses, except in cases where PEMEX is liable for obligations incurred by those associates and joint ventures.
For more information about joint ventures and associates, see Note 12.

v.	Transactions eliminated on consolidation
Intra-group balances and transactions, and any unrealized income and expenses arising from intra-group transactions, are eliminated. Unrealized gains arising from transactions with equity-accounted investees are eliminated against the investment to the extent of the PEMEX interest in the investee. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.

B.	Foreign currency

i.	Foreign currency transactions
Transactions in foreign currencies are translated into the respective functional currencies of PEMEX companies at the exchange rates at the dates of the transactions.
Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rate at the reporting date.
Non-monetary
assets and liabilities that are measured at fair value in a foreign currency are translated into the functional currency at the exchange rate when the fair value was determined.
Non-monetary
items that are measured based on historical cost in a foreign currency are translated at the exchange rate at the date of the transaction. Foreign currency differences are generally recognized in consolidated statements of comprehensive income and presented within foreign exchange.

ii.	Foreign operation
The financial statements of foreign subsidiaries and associates are translated into the reporting currency by first identifying if the functional currency is different from the currency for recording the foreign operations, and, if so, the recording currency is translated into the functional currency and then into the reporting currency using the year-end
exchange rate of each period for assets and liabilities reported in the consolidated statements of financial position; the historical exchange rate at the date of the transaction for equity items; and the exchange rate at the date of the transaction for income and expenses reported in the consolidated statement of comprehensive income.
Foreign currency differences are recognized in OCI and accumulated in the currency translation effect, except to the extent that the translation difference is allocated to NCI.
When a foreign operation is disposed of in its entirety or partially such that control, significant influence or joint control is lost, the cumulative amount in the translation reserve related to that foreign operation is reclassified to the consolidated statement of comprehensive income as part of the gain or loss on disposal. If PEMEX disposes of part of its interest in a subsidiary but retains control, then the relevant proportion of the cumulative amount is reattributed to NCI. When PEMEX disposes of only part of an associate or joint venture while retaining significant influence or joint control, the relevant proportion of the cumulative amount is reclassified to profit or loss.

C.	Financial instruments

i.	Recognition and initial measurement
Financial assets and liabilities, including accounts receivable and payable, are initially recognized when these assets are contractually originated or acquired, or when these liabilities are contractually issued or assumed.
Financial assets and financial liabilities (unless it is an account receivable or account payable without a significant financing component) are measured and initially recognized at fair value, in the case of financial assets or liabilities not measured at fair value with changes through OCI, plus the transaction costs directly attributable to acquisition or issuance, when subsequently measured at amortized cost. An account receivable or account payable without a significant financing component is initially measured at the transaction price. If PEMEX determines that the fair value at the initial recognition differs from the transaction price, PEMEX shall recognize the difference between the fair value at initial the recognition and the transaction price in the consolidated statements of comprehensive income.

ii.	Classification and subsequent measurement
Financial Assets –
On initial recognition, a financial asset is classified as measured at: Amortized Cost; Fair Value Through Other Comprehensive Income (“FVTOCI”)-debt investment; FVTOCI–equity investment; or Fair Value Through Profit or Loss (“FVTPL”).
Financial assets are not reclassified subsequent to their initial recognition unless PEMEX changes its business model for managing financial assets, in which case all affected financial assets are reclassified on the first day of the first reporting period following the change in the business model.

FINANCIAL ASSETS	MEASUREMENT

Amortized cost
A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated as at FVTPL:

•   it is held within a business model that has the objective of holding assets to collect contractual cash flows; and

•   its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Debt investment
A debt instrument is measured at FVTOCI only if it meets both of the following conditions and is not designated as at FVTPL:

•   it is held within a business model that has the objective of both collecting contractual cash flows and selling financial assets; and

•   its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Equity investment
On initial recognition of an equity investment that is not held for trading, PEMEX may irrevocably elect to present subsequent changes in fair value in OCI. This election is made on an investment-by-investment
basis.

All financial assets not classified as measured at amortized cost or FVTOCI (as described above) are measured at FVTPL. This includes all derivative financial assets (see Note 18). On initial recognition, PEMEX may irrevocably designate a financial asset that otherwise meets the requirements to be measured at amortized cost or at FVOCI as FVTPL, if doing so eliminates or significantly reduces an accounting mismatch that would otherwise arise.
Financial assets: Business model assessment –
PEMEX makes an assessment of the objective of the business model in which a financial asset is held at a portfolio level because this best reflects the way the business is managed and information is provided to management. The information considered includes:

•
the stated policies and objectives for the portfolio and the operation of those policies in practice, which include whether management’s strategy focuses on earning contractual interest income, maintaining a particular interest rate profile, matching the duration of the financial assets to the duration of any related liabilities or expected cash outflows or realizing cash flows through the sale of the assets;

•	how the performance of the portfolio is evaluated and reported to PEMEX management;

•	the risk that affects the performance of the business model (and the financial assets held within that business model) and how those risks are managed;

•	how managers of the business are compensated (e.g., whether compensation is based on the fair value of the assets managed or the contractual cash flows collected); and

•	the frequency, volume and timing of sales in prior periods, the reasons for such sales and expectations about future sales activity.

Transfers of financial assets to third parties in transactions that do not qualify for derecognition are not considered sales for this purpose, consistent with PEMEX’s continuing recognition of the assets.
Financial assets that are held for trading or managed and the performance of which is evaluated on a fair value basis are measured at FVTPL.
Financial Asset: Assessment whether contractual cash flows are solely payments of principal and interest –
For the purposes of this assessment, principal is defined as the fair value of the financial assets on initial recognition.
Interest is defined as consideration for the time value of money and for the credit risk associated with the principal amount outstanding during the relevant period of time and for the basic lending risks and costs (e.g., liquidity risk and administrative costs), as well as profit margin.
In assessing whether the contractual cash flows are solely payments of principal and interest, PEMEX considers the contractual terms of the instrument, which includes assessing whether the financial asset contains a contractual term that could change the timing or amount of contractual cash flows such that it would not meet this condition. In making this assessment, PEMEX considers:

•	contingent events that would change the amount or timing of cash flows;

•	terms that may adjust the contractual coupon rate, including variable rate features;

•	prepayment and extension features; and

•	terms that limit PEMEX’s claim to cash flows from specified assets (for example, non-recourse features).
A prepayment feature is consistent solely with the payments of principal and interest criterion if the prepayment amount substantially represents unpaid amounts of principal and interest on the principal amount outstanding, which may include reasonable additional compensation for early termination of the contract. Additionally, for a financial asset acquired at a significant discount or premium to its contractual par amount, a feature that permits or requires prepayment at an amount that substantially represents the contractual par amount plus accrued (but unpaid) contractual interest (which may also include reasonable additional compensation for early termination) is treated as consistent with this criterion if the fair value of the prepayment feature is insignificant at initial recognition.

Financial assets: Subsequent measurement and gain and losses –

Financial assets at FVTPL	Financial assets at FVTPL are measured at fair value and changes therein, including any interest or dividend income, are recognized in profit or loss.

Financial assets at amortized cost	These assets are subsequently measured at amortized cost using the effective interest method. The amortized cost is reduced by impairment losses. Interest income, foreign exchange gains and losses and impairment are recognized in profit or loss. Any gain or loss on derecognition is recognized in profit or loss.

Debt investments at FVOCI	These assets are subsequently measured at fair value. Interest income calculated using the effective interest method, foreign exchange gains and losses and impairment are recognized in profit or loss. Other net gains and losses are recognized in OCI. On derecognition, gains and losses accumulated in OCI are reclassified to profit or loss.

Equity investments at FVOCI	These assets are subsequently measured at fair value. Dividends are recognized as income in profit or loss unless the dividend clearly represents a recovery of part of the cost of the investment. Other net gains and losses are recognized in OCI and are never reclassified to profit or loss.
Financial liabilities: Classification, subsequent measurement and gains and losses –
Financial liabilities are classified as measured at amortized cost or FVTPL. A financial liability is classified as FVTPL if it is classified as held-for-trading,
it is a derivative or it is designated as such on initial recognition. Financial liabilities at FVTPL are measured at fair value and net gains and losses, including any interest expense, are recognized in profit or loss. Other financial liabilities are subsequently measured at amortized cost using the effective interest method. Interest expense and foreign exchange gains and losses are recognized in profit or loss. Any gain or loss on derecognition is also recognized in profit or loss.

iii.	Derecognition
Financial assets –
PEMEX derecognizes a financial asset when the contractual rights to the cash flows from the financial asset expire, or it transfers the rights to receive the contractual cash flows in a transaction in which substantially all of the risks and rewards of ownership of the financial asset are transferred or in which PEMEX neither transfers nor retains substantially all of the risks and rewards of ownership and it does not retain control of the financial asset.
PEMEX enters into transactions whereby it transfers assets recognized in its statement of financial position but retains either all or substantially all of the risks and rewards of the transferred assets. In these cases, the transferred assets are not derecognized.
Financial liabilities –
PEMEX derecognizes a financial liability when its contractual obligations are discharged, cancelled or expired. PEMEX also derecognizes a financial liability when its terms are modified and the cash flows of the modified liability are substantially different, in which case a new financial liability based on the modified terms is recognized at fair value.

On derecognition of a financial liability, the difference between the carrying amount extinguished and the consideration paid (including any non-cash
assets transferred or liabilities assumed) is recognized in profit or loss.

iv.	Offsetting
Financial assets and financial liabilities are offset, and the net amount is presented in the statement of financial position when, and only when, PEMEX has a legally enforceable right to set off the amounts and it intends either to settle them on a net basis or to realize the asset and settle the liability simultaneously.

v.	Derivative financial instruments and hedge accounting
PEMEX uses DFIs to hedge the risk exposure in foreign currency, interest rate and the price of commodities related to its products. Embedded derivatives are separated from the host contract and accounted for separately if the host contract is not a financial asset and certain criteria are met.
These contracts are not accounted as designated hedging instruments. DFIs are accounted for as financial assets when the fair value is positive and as a financial liability when the fair value is negative.

vi.	Impairment
Financial instruments and contract assets –
PEMEX recognizes loss allowances for Estimated Credit Losses (“ECLs”) on:

•	financial assets measured at amortized cost;

•	debt investments measured at FVOCI; and

•	contract assets.
PEMEX measures loss allowances at an amount equal to lifetime ECL, except for the following, which are measured as
12-month
ECLs:

•	debt securities that are determined to have low credit risk at the reporting date; and

•
other debt securities and bank balances for which credit risk (i.e. the risk of default occurring over the expected life of the financial instrument) has not increased significantly since initial recognition.

PEMEX considers a financial asset to be in default when the debtor is unlikely to pay its credit obligations to PEMEX in full, without recourse by PEMEX to actions such as guarantee redemption (if any is held).
PEMEX considers that a debt instrument has a low credit risk, when its credit rating is classified as “investment grade”. The investment grade classification is based on minimum credit ratings of Baa3 (Moody’s) and
BBB-
(S&P and Fitch), as well as its equivalent in other rating agencies.
Lifetime ECLs are the credit losses that result from all possible default events over the expected life of a financial instrument.
12-month
ECLs are the portion of ECLs that result from default events that are possible within the 12 months after the reporting date (or a shorter period if the expected life of the instrument is less than 12 months).
The maximum period considered when estimating ECLs is the maximum contractual period over which PEMEX is exposed to credit risk.

Measurement of ECLs –
ECLs are a probability-weighted estimate of credit losses. Credit losses are measured as the present value of all cash shortfalls (for example, the difference between the cash flows due to the entity in accordance with the contract and the cash flows that PEMEX expects to receive).
Credit-impaired financial assets –
At each reporting date, PEMEX assesses whether financial assets carried at amortized cost and debt securities at FVOCI are credit-impaired. A financial asset is ‘credit-impaired’ when one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred.
Evidence that a financial asset is credit-impaired includes the following observable data:

•	significant financial difficulty of the borrower or issuer;

•	a breach of contract such as a default or being more than 90 days past due;

•	the restructuring of a loan or advance by PEMEX on terms that it would not consider otherwise;

•	it is probable that the borrower will enter bankruptcy or other financial reorganization; or

•	the disappearance of an active market for a security because of financial difficulties.
Presentation of allowance for ECL in the statement of financial position –
Loss allowances for financial assets measured at amortized cost are deducted from the gross carrying amount of the assets.
Write-off
–
The gross carrying amount of a financial asset is written off when PEMEX has no reasonable expectation of recovering a financial asset in its entirety or a portion thereof. In the case of individual customers, PEMEX’s policy is to cancel the gross carrying amount when the financial asset has met the uncollectibility report as established in the
Pol
í
ticas
Generales
y
Procedimientos
para
Cancelar
Adeudos
(Procedure to
write-off
financial assets). For corporate customers, PEMEX individually makes an assessment with respect to the timing and amount of write-off
based on whether there is a reasonable expectation of recovery. However, financial assets that are written off could still be subject to enforcement activities in order to comply with the PEMEX’s procedures for recovery of amounts due.

D.	Inventories and cost of sales
Inventories are valued at the lower of cost or net realizable value. Cost is determined based on the cost of production or acquisition of inventory and other costs incurred in transporting such inventory to its present location and in its present condition, using the average cost method. Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated selling costs. The estimate takes into consideration, among other things, the decrease in the value of inventories due to obsolescence.
Cost of sales represents the cost of production or acquisition of inventories at the time of sale, increased, where appropriate, by declines in net realizable value of inventories during the year.

Advance payment to suppliers for inventory purchases are recognized as part of inventory when the risks and benefits of the ownership of the inventory have been transferred to PEMEX.

E.	Wells, pipelines, properties, plant and equipment

i.	Recognition and measurement
Items of wells, pipelines, properties, plant and equipment are recorded at acquisition or construction cost, which includes capitalized borrowing cost, less accumulated depreciation and accumulated impairment losses.
Initial costs of wells, pipelines, properties, plant and equipment are initially recorded at cost, which includes their original purchase price or construction cost, any costs attributable to bringing the assets to a working condition for their intended use and the costs of dismantling and removing the items and restoring the site on which they are located, including the estimated cost of plugging and abandoning wells.
The cost of financing projects that require large investments and financing incurred for projects, net of interest revenues from the temporary investment of these funds, is recognized as part of wells, pipelines, properties, plant and equipment when the cost is directly attributable to the construction or acquisition of a qualifying asset. The capitalization of these costs is suspended during periods in which the development of construction is interrupted, and its capitalization ends when the activities necessary for the use of the qualifying asset are substantially completed. All other financing costs are recognized in the consolidated statements of comprehensive income in the period in which they are incurred.
The cost of self-constructed assets includes the cost of materials and direct labor, interest on financing and any other costs directly attributable to start up. In some cases, the cost also includes costs of plugging of wells and removal at present value.
Expenditures related to the construction of wells, pipelines, properties, plant and equipment during the stage prior to commissioning are stated at cost as intangible assets or construction in progress, in accordance with the characteristics of the asset. Once the assets are ready for use, they are transferred to the respective component of wells, pipelines, properties, plant and equipment and depreciation or amortization begins.
If significant parts of an item of wells, pipelines, properties, plant and equipment have different useful lives, then they are accounted for as separate items (major components) of property, plant and equipment.
Any gain or loss on disposal of an item of wells, pipelines, properties, plant and equipment is recognized in profit or loss.
Advance payments for the acquisition of pipelines, properties, plant and equipment are also recognized in the line item of wells, pipelines, properties, plant and equipment when the risks and benefits of the ownership have been transferred to PEMEX.

ii.	Subsequent expenditure
The costs of major maintenance or replacement of a significant component of an item of wells, pipelines, properties, plant and equipment are recognized in the carrying amount of the item if it is probable that the future economic benefits embodied within the component will flow to PEMEX and its cost can be measured reliably. The costs of recurring maintenance, repairs and renovations of wells, pipelines, properties, plant and equipment carried out to maintain the facilities in normal operation conditions are recognized in profit or loss as incurred.

iii.	Depreciation
Depreciation and amortization of capitalized costs in wells are determined based on the estimated economic life of the field to which the wells belong, considering the relationship between the production of barrels of oil equivalent for the period and proved developed reserves of the field, as of the beginning of the period, with quarterly updates for new development investments.
Depreciation of other elements of pipelines, properties, plant and equipment is recognized in profit or loss on a straight-line basis over the estimated useful life of the asset, beginning as of the date that the asset is available for use, or in the case of construction, from the date that the asset is completed and ready for use.
Until December 2018, properties, plant and equipment acquired through financial leases were depreciated over the shorter of the lease term or the useful life of the asset.
The estimated useful lives of wells, pipelines, properties, plant and equipment for current and comparative periods are described in Note 13.
Estimated useful lives of items of properties, plant and equipment are reviewed and updated prospectively if expectations differ from previous estimates.

F.	Intangible assets and oil and natural gas exploration and license, appraisal and development expenditure

i.	Intangible assets
Intangible assets acquired separately are measured at initial recognition at their acquisition cost. After the initial recognition, intangible assets are valued at their acquisition cost, less: (i) accumulated amortization, under the straight-line method during the estimated useful life of the intangible asset and (ii) accumulated impairment losses.
Subsequent expenditure is capitalised only when it increases the future economic benefits embodied in the specific asset to which it relates. All other expenditure is recognized in profit or loss as incurred.
Software licenses are amortized over the lesser of their contract period or the remaining life of the asset to which they are associated.
The estimated useful lives of elements of intangible assets for current and comparative periods are described in Note 14.
The estimated useful lives and residual values of intangible assets are reviewed at each reporting date and adjusted if appropriate.

ii.	Wells not assigned to a reserve, oil and natural gas exploration, appraisal and development expenditure

a.	Wells not assigned to a reserve
Wells not assigned to a reserve mainly include drilling, evaluation and development costs for oil and natural gas, and rights-of-way.

b.	Oil and natural gas exploration, appraisal and development expenditures
Oil and natural gas exploration, evaluation and development expenses are accounted for using the principles of the successful efforts method of accounting, as described below:
Successful Efforts Method –
Pemex Exploration and Production applies IFRS 6 - Exploration and Evaluation of Mineral Resources, which allows an entity to develop an accounting policy for exploration and evaluation assets. Therefore, Pemex Exploration and Production uses the method of successful efforts, which requires a cause and effect relationship between the costs incurred and the recognition of specific reserves. Generally, if a cost is incurred without an identifiable future benefit, it is charged to expenses.
Before PEMEX is able to determine the accounting treatment of a cost, it must be classified as a property acquisition, exploration, development or production cost.
Exploration and appraisal expenditure –
Geological and geophysical exploration costs including topographic costs, geological studies, property access rights, remuneration and expenses of geologists and geophysicists are charged to expenses as incurred.
Costs directly associated with an exploration well, other than the costs mentioned in the preceding paragraph, are initially capitalized as an intangible asset (wells not assigned to a reserve) until the drilling of the well is complete and the results have been evaluated. These costs include employee compensation, materials and fuel used, platform costs and payments made to contractors.
If potentially commercial quantities of hydrocarbons are not found, the exploration well costs are written off against profit or loss. If hydrocarbons are found and, subject to additional assessment activity, are likely to be capable of commercial development, the costs continue to be carried as an asset. If it is determined that development will not occur, then the costs are expensed against profit or loss.
Costs directly associated with the evaluation activity performed to determine the size, characteristics and commercial potential of a reserve after the initial hydrocarbon discovery, including the costs of evaluation of wells where no hydrocarbons were found, are initially capitalized as an intangible asset (wells not assigned to a reserve). When proved reserves of oil and natural gas are determined and development is approved by management, the relevant expenditure is transferred to wells, pipelines, properties, plant and equipment.
Exploration wells more than 12 months old are recognized as an expense unless: (a)(i) they are in an area requiring major capital expenditure before production can begin, (ii) commercially productive quantities of reserves have been found, and (iii) they are subject to further exploration or appraisal activity, in that, either drilling or additional exploration wells are underway or firmly planned for the near future or (b) proved reserves are recorded within 12 months of completion of the exploratory drilling.

PEMEX periodically assesses the amounts included within fixed assets to determine whether capitalization is initially appropriate and can continue. Exploration wells capitalized beyond 12 months are subject to additional scrutiny as to whether the facts and circumstances have changed and therefore whether the conditions described in the preceding paragraph no longer apply.
Development expenditure –
Expenditure on the construction, installation and completion of infrastructure facilities such as platforms, pipelines and the drilling of development wells, including service and unsuccessful development or delineation wells, is capitalized within wells, pipelines, properties, plant and equipment and is depreciated from the commencement of production as described in the accounting policy for wells, pipelines, properties, plant and equipment.
Exploration –
Exploration includes all expenses related to the search for oil and / or gas reserves, including depreciation and applicable costs of supporting equipment and facilities, and the costs of drilling exploratory wells and exploratory stratigraphic wells. Some exploration costs are charged directly to expenses when they occur, such as the costs of maintaining unexploited properties, since such costs do not increase the possibilities that said lands contain proven reserves. The costs of geologists, topographers and geophysicists, including wages and other related expenses, are also charged directly to expenses when they occur because they do not represent the acquisition of an identifiable asset since these studies represent research expenses.
All costs for drilling exploratory wells are capitalized and classified as wells, pipelines, property, plant and equipment, not associated with a reserve, until it is determined whether or not a well has proven reserves. Once the exploratory wells are completed, the future treatment of these costs is determined.
Development –
Development costs are associated with previously discovered proven reserves, with previously known future benefits. Therefore, all costs incurred in development activities must be capitalized.
Development includes all costs incurred in creating a system of productive wells, related equipment, and facilities in proven reserves so that oil and / or gas can be extracted. Developmental costs are related to specific proven reserves. The cost of building roads to gain access to proven reserves is a development cost, as is the cost of providing facilities for the extraction, treatment, collection and storage of oil and / or gas. Developmental costs also include depreciation and operating costs of equipment and facilities used in developmental activities. Likewise, non-productive
development wells are capitalized, since they are considered as a cost of creating the total production system for proven reserves.
Production –
Production includes the costs incurred to raise oil and / or gas to the surface, its collection, treatment, processing and field storage.
The production function ends in the storage tank of the production field or, in exceptional circumstances, at the first point of delivery of the oil and / or gas to the main line, refinery, marine terminal or common transport.

G.	Crude oil and natural gas reserves
Under Mexican law, all crude oil and other hydrocarbon reserves located in the subsoil of Mexico are owned by the Mexican nation and not by PEMEX. In accordance with the aforementioned and based on the applicable regulation as of the date of these consolidated financial statements, the reserves assigned to PEMEX by the Mexican Government are not registered for accounting purposes because they are not PEMEX’s property. PEMEX estimates total proved oil and natural gas reserve volumes in accordance with the definitions, methods and procedures established in Rule
4-10(a)
of Regulation
S-X
(“Rule
4-10(a)”)
of the U.S. Securities and Exchange Commission (“SEC”), as amended, and where necessary, in accordance with the Standards Pertaining to the Estimating and Auditing of Oil and Gas Reserves Information promulgated by the Society of Petroleum Engineers (the “SPE”) as of February 19, 2007. These procedures are consistent with international reserves reporting practice. The estimation of these reserves depends on assumptions made and the interpretation of the data available and may vary among analysts. The results of drilling activities, test wells and production after the date of estimation are utilized in future revisions of reserves estimates.
Although PEMEX does not own the oil and other hydrocarbon reserves within Mexico, these procedures allow PEMEX to record the effects that such oil and other hydrocarbon reserves have on its consolidated financial statements, including, for example, in the depreciation and amortization line item.

H.	Impairment of non-financial assets
The carrying amounts of PEMEX’s
non-financial
assets, other than inventories and deferred taxes, are assessed for indicators of impairment at the end of each reporting period. If the net carrying value of the asset or its cash-generating unit exceeds the recoverable amount, PEMEX records an impairment charge in profit or loss.
A cash-generating unit is the smallest identifiable group of assets which can generate cash flows independently from other assets or groups of assets.
The recoverable amount of an asset or a Cash-Generating Unit (“CGU”) is defined as the higher of its fair value minus the costs of disposal and its value in use. The value in use is the discounted present value of the net future cash flows expected to arise from the continuing use of an asset and from its disposal at the end of its useful life. In measuring value in use, the discount rate applied is the pre-tax
rate that reflects current market assessments of the time value of money and the risks specific to the asset. Fair value is calculated using discounted cash flows determined by the assumptions that market participants would apply in order to estimate the price of an asset or CGU, assuming that such participants were acting in their best economic interest.
In the case of cash-generating assets or items dedicated to the exploration and evaluation of hydrocarbons reserves, the recoverable amount is determined using the value in use based on the proved reserves and probable reserves, in some cases, for the risk factor associated with such reserves.
Both impairment losses and reversals are recognized in the statement of comprehensive income in the costs and expenses line items in which the depreciation and amortization are recognized. Impairment losses may not be presented as part of the costs that have been capitalized in the value of any asset. Impairment losses related to inventories are recognized as part of cost of sales. Impairment losses on investments in associates, joint ventures and other investments are recognized as profit (loss) sharing in associates.

An impairment loss shall be reversed if there has been a change in the estimates used since the date when the impairment loss was recognized. These reversals will not exceed the carrying value of the asset as though no impairment had been recognized. Impairment losses and reversals are presented in a separate line item in the consolidated statement of comprehensive income.

I.	Leases
PEMEX has applied IFRS 16 using the modified retrospective approach and therefore the comparative information for 2018 has not been restated and continues to be reported under IAS 17 and IFRIC 4. The details of accounting policies under IAS 17 and IFRIC 4 are disclosed separately.
Policy applicable after January 1, 2019
At the inception of a contract, PEMEX assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. To assess whether a contract conveys the right to control the use of an identified asset, PEMEX uses the definition of a lease in IFRS 16.
As a lessee
–
At commencement or on modification of a contract that contains a lease component, PEMEX allocates the consideration in the contract to each lease component on the basis of its relative stand-alone prices. However, PEMEX has elected for some leases not to separate non-lease
components and to account for the lease and
non-lease
components as a single lease component.
PEMEX recognizes a
right-of-use
asset and a lease liability at the lease commencement date. The right-of-use
asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received.
The
right-of-use
asset is subsequently depreciated using the straight-line method from the commencement date to the end of the lease term, unless the lease transfers ownership of the underlying asset to PEMEX by the end of the lease term or the cost of the right-of-use
asset reflects that PEMEX will exercise a purchase option. In that case, the right-of-use
asset will be depreciated over the useful life of the underlying asset, which is determined on the same basis as those of property and equipment. In addition, the right-of-use
asset is periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability. Useful lives are shown in Note 17.
The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, PEMEX’s incremental borrowing rate. Generally, PEMEX uses its incremental borrowing rate as the discount rate.
PEMEX determines its incremental borrowing rate by obtaining interest rates from various external financing sources and makes certain adjustments to reflect the terms of the lease and type of the asset leased.

Lease payments included in the measurement of the lease liability comprise the following:

•	fixed payments, including in-substance fixed payments;

•	variable lease payments that depend on an index or a rate, initially measured using the index or rate as at the commencement date;

•	amounts expected to be payable under a residual value guarantee; and

•
the exercise price under a purchase option that PEMEX is reasonably certain to exercise, lease payments in an optional renewal period if PEMEX is reasonably certain to exercise an extension option, and penalties for early termination of a lease unless PEMEX is reasonably certain not to terminate early.

The lease liability is measured at amortized cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in PEMEX’s estimate of the amount expected to be payable under a residual value guarantee, if PEMEX changes its assessment of whether it will exercise a purchase, extension or termination option or if there is a revised in-substance
fixed lease payment.
When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right-of-use
asset or is recorded in profit or loss if the carrying amount of the right-of-use
asset has been reduced to zero.
PEMEX presents separately the
right-of-use
assets and lease liabilities in the statement of financial position.
Short-term leases and leases of
low-value
assets –
PEMEX has elected not to recognize
right-of-use
assets and lease liabilities for leases of
low-value
assets and short-term leases. PEMEX recognizes the lease payments associated with these leases as an expense on a straight-line basis over the lease term.
Policy applicable before January 1, 2019 –
For contracts entered into before January 1, 2019, PEMEX determined whether the arrangement was or contained a lease based on the assessment of whether:

•	fulfilment of the arrangement was dependent on the use of a specific asset or assets; and

•	the arrangement had conveyed a right to use the asset. An arrangement conveyed the right to use the asset if one of the following was met:

•	the purchaser had the ability or right to operate the asset while obtaining or controlling more than an insignificant amount of the output;

•	the purchaser had the ability or right to control physical access to the asset while obtaining or controlling more than an insignificant amount of the output; or

•
facts and circumstances indicated that it was remote that other parties would take more than an insignificant amount of the output, and the price per unit was neither fixed per unit of output nor equal to the current market price per unit of output.

As a lessee –
As a lessee, PEMEX classified leases that transferred substantially all of the risks and rewards of ownership as finance leases. When this was the case, the leased assets were measured initially at an amount equal to the lower of their fair value and the present value of the minimum lease payments. Minimum lease payments were the payments over the lease term that the lessee was required to make, excluding any contingent rent. Subsequent to initial recognition, the assets were accounted for in accordance with the accounting policy applicable to that asset.
Assets held under other leases were classified as operating leases and were not recognized in PEMEX’s statement of financial position. Payments made under operating leases were recognized in profit or loss on a straight-line basis over the term of the lease. Lease incentives received were recognized as an integral part of the total lease expense, over the term of the lease.

J.	Provisions
Provisions are determined by discounting the expected future cash flows at a pre-tax
rate that reflects current market assessments of the time value of money and the risks specific to the liability. The unwinding of the discount is recognized as finance cost.
PEMEX recognizes provisions when, as a result of a past event, PEMEX has incurred a legal or assumed present obligation for which a future disbursement is probable and the value of such disbursement is reasonably estimable. In certain cases, such amounts are recorded at their present value.
Environmental liabilities –
In accordance with applicable legal requirements and accounting practices, an environmental liability is recognized when the cash outflows are probable and the amount is reasonably estimable. Disbursements related to the conservation of the environment that are linked to revenue from current or future operations are accounted as expenses or assets, depending on the circumstances of each disbursement. Disbursements related to past operations, which no longer contribute to current or future revenues, are accounted for as current period expenses.
The accrual of a liability for a future disbursement occurs when an obligation related to environmental remediation, for which PEMEX has the information necessary to determine a reasonable estimated cost, is identified.
Retirement of assets –
The obligations associated with the future retirement of assets, including those related to the retirement of wells, pipelines, properties, plant and equipment and their components are recognized at the date that the retirement obligation is incurred, based on the discounted cash flow method. The determination of the fair value is based on existing technology and regulations. If a reliable estimation of fair value cannot be made at the time the obligation is incurred, the accrual will be recognized when there is sufficient information to estimate the fair value.
The obligations related to the costs of future retirement of assets associated with the principal refining processes for gas and petrochemicals are not recognized. These assets are considered to have an indefinite useful life due to the potential for maintenance and repairs.
The abandonment costs related to wells currently in production and wells temporarily closed are recorded in the statement of comprehensive income based on the units of production method. Total cost of abandonment and plugging for non-producing
wells is recognized in the statement of comprehensive income at the end of each period.

All estimations are based on the useful lives of the wells, considering their discounted present value. Salvage values are not considered, as these values commonly have not traditionally existed.

K.	Employee benefits

i.	Short-term employee benefits
Short-term employee benefits are expensed as the related service is provided. A liability is recognized for the amount expected to be paid if PEMEX has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee and the obligation can be estimated reliably.

ii.	Defined contribution plans
Obligations for contributions to defined contribution plans are expensed as the related service is provided. Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction in future payments is available.

iii.	Defined benefit plan
PEMEX’s net obligation in respect of defined benefit plans is calculated separately for each plan by estimating the amount of future benefit that employees have earned in the current and prior periods, discounting that amount and deducting the fair value of any plan assets.
The calculation of defined benefit obligations is performed annually by a qualified actuary using the projected unit credit method. When the calculation results in a potential asset for PEMEX, the recognized asset is limited to the present value of economic benefits available in the form of any future refunds from the plan or reductions in future contributions to the plan. To calculate the present value of economic benefits, consideration is given to any applicable minimum funding requirements.
New remeasurements of the net defined benefit liability, which comprise actuarial gains and losses, the return on plan assets (excluding interest) and the effect of the asset ceiling (if any, excluding interest), are recognized immediately in OCI. PEMEX determines the net interest expense (income) on the net defined benefit liability (asset) for the period by applying the discount rate used to measure the defined benefit obligation at the beginning of the annual period to the net defined benefit liability (asset) at such time, taking into account any changes in the net defined benefit liability (asset) during the period as a result of contributions and benefit payments. Net interest expense and other expenses related to defined benefit plans are recognized in profit or loss.
When the benefits of a plan are changed or when a plan is curtailed, the resulting change in benefit that relates to past service or the gain or loss on curtailment is recognized immediately in profit or loss. PEMEX recognizes gains and losses from the settlement of a defined benefit plan when the settlement occurs.

iv.	Other long-term employee benefits
PEMEX’s net obligation in respect of long-term employee benefits is the amount of future benefit that employees have earned in return for their service in the current and prior periods. That benefit is discounted to determine its present value. New remeasurements are recognized in profit or loss in the period in which they arise.

v.	Termination benefits
Termination benefits are expensed at the earlier of when PEMEX can no longer withdraw its offer of those benefits and when PEMEX recognizes costs for a restructuring. If benefits are not expected to be settled in full within 12 months of the reporting date, then they are discounted.

L.	Income taxes, duties and royalties
Income tax expense comprises current and deferred tax. It is recognized in profit or loss except to the extent that it relates to a business combination, or items recognized directly in equity or in OCI.
The interest and penalties related to income taxes, including uncertain tax treatments, do not meet the definition of income taxes, and are therefore accounted for under IAS 37 “Provisions, Contingent Liabilities and Contingent Assets.”

i.	Current income tax
Current income tax comprises the expected tax payable or receivable on the taxable income or loss for the year and any adjustment to the tax payable or receivable in respect of previous years. The amount of current tax payable or receivable is the best estimate of the tax amount expected to be paid or received that reflects uncertainty related to income taxes, if any. It is measured using tax rates enacted or substantively enacted at the reporting date. Current tax also includes any tax arising from dividends.
Current tax assets and liabilities are offset only if certain criteria are met.

ii.	Deferred income tax
Deferred income tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized for:

•	temporary differences on the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss;

•
temporary differences related to investments in subsidiaries, associates and joint arrangements to the extent that PEMEX is able to control the timing of the reversal of the temporary differences and it is probable that they will not reverse in the foreseeable future; and

•	taxable temporary differences arising from the initial recognition of goodwill.
Deferred tax assets are recognized for unused tax losses, unused tax credits and deductible temporary differences to the extent that it is probable that future taxable profits will be available against which they can be used. Future taxable profits are determined based on the reversal of relevant taxable temporary differences. If the amount of taxable temporary differences is insufficient to recognize a deferred tax asset in full, then future taxable profits, adjusted for reversals of existing temporary differences, are considered, based on the business plans of PEMEX. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized. Such reductions are reversed when the probability of future taxable profits improves.
Unrecognized deferred tax assets are reassessed at each reporting date and recognized to the extent that it has become probable that future taxable profits will be available against which they can be used.
Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, using tax rates enacted or substantively enacted at the reporting date.

The measurement of deferred tax reflects the tax consequences that would follow from the manner in which PEMEX expects, at the reporting date, to recover or settle the carrying amount of its assets and liabilities.
Deferred tax assets and liabilities are offset only if certain criteria are met.

iii.	Duties, royalties and considerations
Duties –
PEMEX is subject to taxes and special duties, which are based on the value of hydrocarbons extracted, with certain deductions.
These taxes and duties are recognized in accordance with IAS 12, “Income Taxes” (IAS 12), when they have the characteristics of income tax, which occurs when such taxes are set by a government authority and are determined based on a formula that considers the balance of income (or extraction valued at a selling price) less expenses. Taxes and duties that meet these criteria are recognized for current and deferred income tax based on the above paragraphs. Taxes and duties that do not meet these criteria are recognized in costs and expenses relating to the transactions that gave rise to them.
Royalties and considerations –
Royalties and considerations are payable pursuant to license agreements. These royalties are recognized as liabilities and affect the items of costs and expenses related to the operations that gave rise to them.

M.	Contingencies
Contingency losses are recorded when it is probable that a liability has been incurred and the amount thereof can be reasonably estimated. When a reasonable estimation cannot be made, qualitative disclosure is provided in the notes to the consolidated financial statements. Contingent assets are not recognized until realization is assured.

N.	Fair value
‘Fair value’ is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date in the principal or, in its absence, the most advantageous market to which PEMEX has access at that date. The fair value of a liability reflects its non-performance
risk.
A number of PEMEX accounting policies and disclosures require the measurement of fair values, for both financial and non-financial
assets and liabilities (see Note 8).
When one is available, PEMEX measures the fair value of an instrument using the quoted price in an active market for that instrument. A market is regarded as ‘active’ if transactions for the asset or liability take place with sufficient frequency and volume to provide pricing information on an ongoing basis.
If there is no quoted price in an active market, then PEMEX uses valuation techniques that maximize the use of relevant observable inputs and minimize the use of unobservable inputs. The chosen valuation technique incorporates all of the factors that market participants would take into account in pricing a transaction.

If an asset or a liability measured at fair value has a bid price and an ask price, then PEMEX measures assets and long positions at the bid price and liabilities and short positions at the ask price.
The best evidence of the fair value of a financial instrument on initial recognition is normally the transaction price (i.e., the fair value of the consideration given or received in a third-party transaction). If PEMEX determines that the fair value on initial recognition differs from the transaction price and the fair value is evidenced neither by a quoted price in an active market for an identical asset or liability nor based on a valuation technique for which any unobservable inputs are judged to be insignificant in relation to the measurement, then the financial instrument is initially measured at fair value, adjusted to defer the difference between the fair value on initial recognition and the transaction price. Subsequently, that difference is recognized in profit or loss on an appropriate basis over the life of the instrument but no later than when the valuation is fully supported by observable market data or the transaction is closed out.

O.	Revenue from contracts with customers
Revenue is measured based on the consideration specified in a contract with a customer. PEMEX recognizes revenue when it transfers control over a good or service to a customer (see Note 7).

P.	Operating segments
Operating segments are identifiable components of PEMEX that pursue business activities from which PEMEX earns revenues and incurs expenses and for which information is available to management on a segmented basis and is assessed by the Board of Directors in order to allocate resources and assess the profitability of the segments.

Q.	Presentation of consolidated statements of comprehensive income
Costs and expenses shown in PEMEX’s consolidated statements of income are presented based on their function, which allows for a better understanding of the components of PEMEX’s operating income. This classification allows for a comparison to the industry to which PEMEX belongs.

i.	Operating profit
Operating profit is the result generated from the continuing principal revenue-producing activities of PEMEX as well as other income and expenses related to operating activities. Operating profit excludes net finance costs, share of profit of equity-accounted investees and income taxes and duties.
Revenues –
Represents revenues from the sale of products or services.
Cost of sales –
Cost of sales represents the acquisition and production costs of inventories, depreciation, amortization, salaries, wages and benefits, a portion of the cost of the reserve for employee benefits and operating expenses related to the production process, production taxes and duties, exploration costs, non-operating
costs, among others.

Other revenues and other expenses –
Other revenues and other expenses consist primarily of income and expenses that are not related directly to the operation of PEMEX.
Transportation, distribution and sale expenses –
Transportation, distribution and sale expenses are costs in connection with the storage, sale and delivery of products, such as the depreciation and operating expenses associated with these activities.
Administrative expenses –
Administrative expenses are costs related to PEMEX’s areas that provide administrative support.

ii.	Financing income and financing cost and derivative financial instruments income (cost), net
Financing income –
Financing income is comprised of interest income, financial income and other income from financial operations between PEMEX and third parties.
Financing cost –
Financing cost is comprised of interest expenses, commissions and other expenses related to PEMEX’s financing operations less any portion of the financing cost that is capitalized.
When calculating interest income and expenses, the effective interest rate is applied to the gross carrying amount of the asset (when the asset has no credit impairment), to the amortized cost of the liability or to the present value lease liabilities. However, for financial assets with credit impairment after initial recognition, interest income is calculated by applying the effective interest rate at the amortized cost of the financial asset. If the asset ceases to be impaired, the interest income calculation returns to the gross base.
Derivative financial instruments income (cost), net –
Includes the result of changes in the fair value of derivative financial instruments.